BALANCE SHEET COMPONENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Operating Costs	$ 230,480	$ 0	$ 319,608
Lease Liability	116,243	107,192	60,379
Employee Related	77,692	597,148	860,629
Total	424,415	704,340	1,240,616
Total	$ 424,415	$ 704,340	$ 1,240,616